Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
Our contractual obligations as of December 31, 2020 can be summarized as follows:

Payments due by period (€, in millions)	Total	1 year	2 year	3 year	4 year	5 year	>5 years
Long-Term Debt Obligations, including interest[1]	4,874.5	76.4	572.9	818.9	39.9	35.2	3,331.2
Lease Obligations [2]	176.3	46.5	37.1	24.5	15.0	12.1	41.1
Purchase Obligations	5,243.1	4,247.3	624.0	231.3	67.6	37.9	35.0
Carl Zeiss SMT GmbH High-NA Funding [3]	319.9	229.7	90.2	—	—	—	—
Total Contractual Obligations	10,613.8	4,599.9	1,324.2	1,074.7	122.5	85.2	3,407.3
1.Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details see Note 16 Long-term debt and interest and other costs.
2.For further details see Note 14 Right-of-use assets and lease liabilities.
3.For further details see Note 10 Equity method investments.